New Accounting Pronouncements and Extraordinary Item	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEMS

NEW ACCOUNTING PRONOUNCEMENTS

We review the new accounting literature to determine its relevance, if any, to our business. The following represents a summary of final pronouncements that impact our financial statements.

Pronouncements Adopted During 2011

The following standards were adopted during 2011. Consequently, their impact is reflected in the financial statements. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

We adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of our financial statements but did not affect the calculation of net income, comprehensive income or earnings per share. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

EXTRAORDINARY ITEMS

TCC Texas Restructuring

In February 2006, the PUCT issued an order that denied recovery of capacity auction true-up amounts. Based on the February 2006 PUCT order, TCC recorded the disallowance as a $421 million ($273 million, net of tax) extraordinary loss in the December 31, 2005 financial statements. In July 2011, the Supreme Court of Texas reversed the PUCT's February 2006 disallowance of capacity auction true-up amounts and remanded for reconsideration the treatment of certain tax balances under normalization rules. Based upon the Supreme Court of Texas reversal of the PUCT's capacity auction true-up disallowance, TCC recorded a pretax gain of $421 million ($273 million, net of tax) in Extraordinary Items, Net of Tax on the statements of income in the third quarter of 2011.

Following a remand proceeding, the PUCT allowed TCC to retain contested tax balances in full satisfaction of its true-up proceeding, including carrying charges. Based upon the PUCT order, TCC recorded the reversal of regulatory credits of $65 million ($42 million, net of tax) and the reversal of $89 million of accumulated deferred investment tax credits ($58 million, net of tax) in Extraordinary Items, Net of Tax on the statements of income in the fourth quarter of 2011. See “Texas Restructuring” section of Note AEP_RM.

SWEPCo Texas Restructuring

In August 2006, the PUCT adopted a rule extending the delay in implementation of customer choice in SWEPCo's SPP area of Texas until no sooner than January 1, 2011. In May 2009, the governor of Texas signed a bill related to SWEPCo's SPP area of Texas that requires continued cost of service regulation until certain stages have been completed and approved by the PUCT such that fair competition is available to all Texas retail customer classes. Based upon the signing of the bill, SWEPCo re-applied “Regulated Operations” accounting guidance for the generation portion of SWEPCo's Texas retail jurisdiction effective second quarter of 2009. Management believes that a return to competition in the SPP area of Texas will not occur. The reapplication of “Regulated Operations” accounting guidance resulted in an $8 million ($5 million, net of tax) extraordinary loss.

Appalachian Power Co [Member]
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEM

NEW ACCOUNTING PRONOUNCEMENTS

Management reviews the new accounting literature to determine its relevance, if any, to the Registrant Subsidiaries' business. The following represents a summary of final pronouncements that impact the financial statements.

Pronouncements Adopted in 2011

The following standards were adopted during 2011. Consequently, the financial statements reflect their impact. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

The Registrant Subsidiaries adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of the financial statements but did not affect the calculation of net income or comprehensive income. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

Indiana Michigan Power Co [Member]
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEM

NEW ACCOUNTING PRONOUNCEMENTS

Management reviews the new accounting literature to determine its relevance, if any, to the Registrant Subsidiaries' business. The following represents a summary of final pronouncements that impact the financial statements.

Pronouncements Adopted in 2011

The following standards were adopted during 2011. Consequently, the financial statements reflect their impact. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

The Registrant Subsidiaries adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of the financial statements but did not affect the calculation of net income or comprehensive income. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

Ohio Power Co [Member]
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEM

NEW ACCOUNTING PRONOUNCEMENTS

Management reviews the new accounting literature to determine its relevance, if any, to the Registrant Subsidiaries' business. The following represents a summary of final pronouncements that impact the financial statements.

Pronouncements Adopted in 2011

The following standards were adopted during 2011. Consequently, the financial statements reflect their impact. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

The Registrant Subsidiaries adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of the financial statements but did not affect the calculation of net income or comprehensive income. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

Public Service Co Of Oklahoma [Member]
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEM

NEW ACCOUNTING PRONOUNCEMENTS

Management reviews the new accounting literature to determine its relevance, if any, to the Registrant Subsidiaries' business. The following represents a summary of final pronouncements that impact the financial statements.

Pronouncements Adopted in 2011

The following standards were adopted during 2011. Consequently, the financial statements reflect their impact. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

The Registrant Subsidiaries adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of the financial statements but did not affect the calculation of net income or comprehensive income. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

Southwestern Electric Power Co [Member]
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Extraordinary Items

2. NEW ACCOUNTING PRONOUNCEMENTS AND EXTRAORDINARY ITEM

NEW ACCOUNTING PRONOUNCEMENTS

Management reviews the new accounting literature to determine its relevance, if any, to the Registrant Subsidiaries' business. The following represents a summary of final pronouncements that impact the financial statements.

Pronouncements Adopted in 2011

The following standards were adopted during 2011. Consequently, the financial statements reflect their impact. The following paragraphs discuss their impact.

ASU 2011-05 “Presentation of Comprehensive Income” (ASU 2011-05)

The Registrant Subsidiaries adopted ASU 2011-05 effective for the 2011 Annual Report. The standard requires other comprehensive income be presented as part of a single continuous statement of comprehensive income or in a statement of other comprehensive income immediately following the statement of net income.

This standard requires retrospective application to all reporting periods presented in the financial statements. This standard changed the presentation of the financial statements but did not affect the calculation of net income or comprehensive income. The FASB deferred the reclassification adjustment presentation provisions of ASU 2011-05 under the terms in ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income.”

EXTRAORDINARY ITEM

SWEPCo Texas Restructuring

In August 2006, the PUCT adopted a rule extending the delay in implementation of customer choice in SWEPCo's SPP area of Texas until no sooner than January 1, 2011. In May 2009, the governor of Texas signed a bill related to SWEPCo's SPP area of Texas that requires continued cost of service regulation until certain stages have been completed and approved by the PUCT such that fair competition is available to all Texas retail customer classes. Based upon the signing of the bill, SWEPCo re-applied “Regulated Operations” accounting guidance for the generation portion of SWEPCo's Texas retail jurisdiction effective second quarter of 2009. Management believes that a switch to competition in the SPP area of Texas will not occur. The reapplication of “Regulated Operations” accounting guidance resulted in an $8 million ($5 million, net of tax) extraordinary loss.